Supplement to the currently effective Statement of Additional Information of each of the listed Portfolios:

--------------------------------------------------------------------------------

DWS Conservative Allocation VIP
DWS Growth Allocation VIP
DWS Moderate Allocation VIP

Effective immediately, the above named Portfolios can no longer invest in the following DWS portfolio:

DWS Variable Series II: DWS Strategic Income VIP












               Please Retain This Supplement for Future Reference


March 20, 2008